SCHEDULE OF QUANTITATIVE INFORMATION ABOUT FAIR VALUE MEASUREMENTS OF POST EMPLOYMENT BENEFITS (Details) - Integer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Wage Mortality Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5.00%	5.00%
Normal retirement age	58	55
20 -29 Age [Member]
Withdrawal ate	6.00%	6.00%
30 - 39 Age [Member]
Withdrawal ate	5.00%	5.00%
40 -44 Age [Member]
Withdrawal ate	3.00%	3.00%
45 - 49 Age [Member]
Withdrawal ate	2.00%	2.00%
50 - 57 Age [Member]
Withdrawal ate	1.00%	1.00%
>57 Age [Member]
Withdrawal ate	0.00%	0.00%
Minimum [Member]
Discount Rate	6.77%	5.99%
Maximum [Member]
Discount Rate	5.17%	3.06%